Buffalo Discovery Fund
BUFFALO DISCOVERY FUND
INVESTMENT OBJECTIVE
The investment objective of the Buffalo Discovery Fund (“Discovery Fund” or the “Fund”) is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - USD ($)	Investor Class	Institutional Class
Shareholder Fee, Other | Buffalo Discovery Fund	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Buffalo Discovery Fund	Investor Class	Institutional Class
Management Fees (as a percentage of Assets)	0.85%	0.85%
Component1 Other Expenses	0.15%	none
Other Expenses (as a percentage of Assets):	0.01%	0.01%
Acquired Fund Fees and Expenses	0.01%	0.01%
Expenses (as a percentage of Assets)	1.02%	0.87%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Buffalo Discovery Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	104	325	563	1,248
Institutional Class	89	278	483	1,073

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction and tax costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Discovery Fund principally invests in equity securities, consisting of common stock, preferred stock, convertible securities, warrants and rights of companies whose securities may increase in value due to the development, advancement or commercial application of innovative strategies. Companies engaged in innovative strategies are those who, in the opinion of Kornitzer Capital Management, Inc., the Fund’s investment advisor (the “Advisor” or “KCM”), are engaged in the pursuit and practical application of knowledge to discover, develop and commercialize products, services or intellectual property. The types of companies in which the Fund may invest range across all sectors and all market capitalizations. The Fund may have significant investments in the information technology sector. In addition to the Fund’s investments in domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored American Depositary Receipts (“ADRs”) and securities of foreign companies that are traded on U.S. stock exchanges.

The Advisor seeks to identify companies for the Discovery Fund’s portfolio that are expected to benefit from innovation and experience growth based on the identification of long-term, measurable secular trends, and which, as a result, the Advisor believes may have potential revenue growth in excess of the gross domestic product growth rate. Companies are screened using in-depth, in-house research to identify those which the Advisor believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages. The Advisor may sell the Discovery Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

PRINCIPAL RISKS
The Discovery Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund, the value of the Discovery Fund’s investments may fluctuate. If the value of the Discovery Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money. The risks associated with the Discovery Fund’s principal investment strategies are:

Market Risk – The value of the Discovery Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Discovery Fund, and you could lose money. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.

Management Risk – Management risk means that your investment in the Discovery Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.

Equity Market Risk – Equity securities held by the Discovery Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management or related factors.

Common Stocks. Common Stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Information Technology Company Risk – Information technology companies often face unusually high price volatility, both in terms of gains and losses. To the extent that the Fund makes investments in such companies, its share price is likely to be more volatile. The potential for wide variations in performance is based on special risks common to information technology companies. Information technology companies may have limited product lines, markets or financial resources. Information technology companies are affected by worldwide technological developments and their products and services may quickly become outdated. Given these risks, an investment in the Fund may be more suitable for long-term investors, who are willing to withstand the Fund’s potential for volatility.

Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Mid-Cap Company Risk – Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than large-cap companies. In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Small-Cap Company Risk – Investing in small-cap companies may involve greater risk than investing in large- or mid-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than mid- and large-cap companies. In addition, small-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Money Market Funds Risk – An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

Foreign Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs carry similar risks.

American Depositary Receipts – Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Cybersecurity Risk – With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

PERFORMANCE
The performance information provides some indication of the risks of investing in the Discovery Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of a Lipper peer group (a group of mutual funds with investment objectives similar to that of the Fund). The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

Investor Class(1) Annual Total Return as of December 31 of Each Year

(1)
The returns shown in the bar chart are for Investor Class shares of the Fund. Institutional Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Calendar Year-to-Date Return – Investor Class (through March 31, 2019) = 19.52% Best Quarter: March 31, 2012 = 19.86% Worst Quarter: September 30, 2011 = -18.32%
Average Annual Total Returns for the periods ended December 31, 2018
Average Annual Total Returns - Buffalo Discovery Fund	Label	1 Year	5 Years	10 Years
Morningstar US Mid Growth Index (reflects no deduction for fees, expenses or taxes)	Morningstar US Mid Growth Index (reflects no deduction for fees, expenses or taxes)	(3.16%)	7.15%	14.54%
Lipper Multi-Cap Growth Funds Index® (reflects no deduction for taxes)	Lipper Multi-Cap Growth Funds Index® (reflects no deduction for taxes)	(3.23%)	8.01%	14.10%
Investor Class	Return Before Taxes	(6.54%)	7.67%	15.92%
Investor Class | After Taxes on Distributions	Return After Taxes on Distributions	(8.05%)	5.96%	14.48%
Investor Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(2.89%)	5.71%	13.25%

The Lipper Multi-Cap Growth Funds Index® is an unmanaged index that reflects the net asset value weighted return of 30 of the largest multi-cap growth funds tracked by Lipper.

Returns are shown for Investor Class shares only and will vary for Institutional Class shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own the Discovery Fund in a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Buffalo Dividend Focus Fund
BUFFALO DIVIDEND FOCUS FUND
INVESTMENT OBJECTIVE
The investment objective of the Buffalo Dividend Focus Fund (the “Dividend Focus Fund” or the “Fund”) is current income, with long-term growth of capital as a secondary objective.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - USD ($)	Investor Class	Institutional Class
Shareholder Fee, Other | Buffalo Dividend Focus Fund	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Buffalo Dividend Focus Fund	Investor Class	Institutional Class
Management Fees (as a percentage of Assets)	0.75%	0.75%
Component1 Other Expenses	0.15%	none
Other Expenses (as a percentage of Assets):	0.04%	0.04%
Acquired Fund Fees and Expenses	0.02%	0.02%
Expenses (as a percentage of Assets)	0.96%	0.81%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Buffalo Dividend Focus Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	98	306	531	1,178
Institutional Class	83	259	450	1,002

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its investment objective, the Fund invests in dividend-paying equity securities, consisting of common stocks, preferred stocks, rights, warrants and convertible securities. During normal market conditions, at least 80% of the Fund’s assets will be invested in dividend-paying equity securities. The Fund considers “dividend-paying equity securities” to be securities of companies that declare and pay cash dividends on at least an annual basis. The Dividend Focus Fund may invest in companies in any sector and of any size of market capitalization; provided, however, that the Advisor believes that an investment in the company’s securities is consistent with the Fund’s investment objectives. While the Fund may invest in securities of companies of any size, the Advisor expects that the majority of common stocks purchased for the Fund will be of large-cap companies. The Fund considers large-cap companies to be those with market capitalizations in excess of $10 billion at the time of initial purchase. In addition to investments in domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored ADRs and securities of foreign companies that are traded on U.S. stock exchanges.

The Advisor emphasizes dividend-paying securities that have exhibited historical growth of dividends. The Advisor may sell the Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

PRINCIPAL RISKS
The Fund cannot guarantee that it will achieve its investment objectives. As with any mutual fund, the value of the Fund’s investments may fluctuate. If the value of the Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money. The risks associated with the Dividend Focus Fund’s principal investment strategies are:

Market Risk – The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market and/or bond market or of the value of the individual securities held by the Fund, and you could lose money. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.

Management Risk – Management risk means that your investment in the Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.

Equity Market Risk – Equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, decisions by management or other factors.

Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful smaller companies during periods of economic expansion.

Mid-Cap Company Risk – Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than large-cap companies. In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Small-Cap Company Risk – Investing in small-cap companies may involve greater risk than investing in large- or mid-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than mid- and large-cap companies. In addition, small-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Convertible Securities Risk – Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the company and other factors also may have an effect on a convertible security’s investment value.

Money Market Funds Risk – An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

Foreign Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs carry similar risks.

American Depositary Receipts – Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Cybersecurity Risk – With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

PERFORMANCE
The performance information provides some indication of the risks of investing in the Dividend Focus Fund. The bar chart shows the Fund’s performance from year to year and the table shows how the Fund’s average annual returns for one year, five years and since inception compare with those of a broad measure of market performance, and the returns of an additional index of a Lipper peer group (a group of mutual funds with investment objectives similar to that of the Fund). The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

Investor Class(1) Annual Total Return as of December 31 of Each Year

(1)
The returns shown in the bar chart are for Investor Class shares of the Fund. Institutional Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Calendar Year-to-Date Return – Investor Class (through March 31, 2019) = 10.90% Best Quarter: December 31, 2013 = 8.96% Worst Quarter: December 31, 2018 = -12.77%
Average Annual Total Returns for the periods ended December 31, 2018
Average Annual Total Returns - Buffalo Dividend Focus Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Morningstar US Large-Mid Cap Index (reflects no deduction for fees, expenses or taxes)	Morningstar US Large-Mid Cap Index (reflects no deduction for fees, expenses or taxes)	(4.52%)	8.20%	12.12%	Dec. 03, 2012
Lipper Equity Income Funds Index® (reflects no deduction for taxes)	Lipper Equity Income Funds Index® (reflects no deduction for taxes)	(6.61%)	5.96%	9.60%	Dec. 03, 2012
Investor Class	Return Before Taxes	(5.05%)	8.72%	10.99%	Dec. 03, 2012
Investor Class | After Taxes on Distributions	Return After Taxes on Distributions	(6.14%)	7.63%	9.80%
Investor Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(2.17%)	6.63%	8.48%

The Lipper Equity Income Funds Index® tracks funds that seek relatively high current income and growth of income by investing at least 65% of their portfolio in dividend-paying equity securities.

Returns are shown for Investor Class shares only and will vary for Institutional Class shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own the Dividend Focus Fund in a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Buffalo Emerging Opportunities Fund
BUFFALO EMERGING OPPORTUNITIES FUND
INVESTMENT OBJECTIVE
The investment objective of the Buffalo Emerging Opportunities Fund (“Emerging Opportunities Fund” or the “Fund”) is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - USD ($)	Investor Class	Institutional Class
Shareholder Fee, Other | Buffalo Emerging Opportunities Fund	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Buffalo Emerging Opportunities Fund	Investor Class	Institutional Class
Management Fees (as a percentage of Assets)	1.30%	1.30%
Component1 Other Expenses	0.15%	none
Other Expenses (as a percentage of Assets):	0.04%	0.04%
Acquired Fund Fees and Expenses	0.01%	0.01%
Expenses (as a percentage of Assets)	1.50%	1.35%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Buffalo Emerging Opportunities Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	152	471	813	1,779
Institutional Class	136	425	734	1,613

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in equity securities, consisting of common stocks, preferred stocks, convertible securities, warrants and rights, of companies that, at the time of purchase by the Fund, have market capitalizations of $1.5 billion or less. In addition to the Fund’s investments in domestic securities, the Fund may also invest up to 20% of its net assets in sponsored or unsponsored ADRs and equity securities of foreign companies that are traded on U.S. stock exchanges. The Fund may invest in companies in any sector. The Fund may have significant investments in the information technology sector.

The Advisor seeks to identify companies for the Fund’s portfolio that are expected to experience growth based on the identification of long-term, measurable secular trends, and which, as a result, the Advisor believes may have potential revenue growth in excess of the gross domestic product growth rate. Companies are screened using in-depth, in-house research to identify those which the Advisor believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages. The Advisor may sell the Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

PRINCIPAL RISKS
The Emerging Opportunities Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund, the value of the Fund’s investments may fluctuate. If the value of the Emerging Opportunities Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money. The risks associated with the Emerging Opportunities Fund’s principal investment strategies are:

Market Risk – The value of the Emerging Opportunities Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Emerging Opportunities Fund, and you could lose money. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.

Management Risk – Management risk means that your investment in the Emerging Opportunities Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.

Equity Market Risk – Equity securities held by the Emerging Opportunities Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management or related factors.

Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Information Technology Company Risk – Information technology companies often face unusually high price volatility, both in terms of gains and losses. To the extent that the Fund makes investments in such companies, its share price is likely to be more volatile. The potential for wide variations in performance is based on special risks common to information technology companies. Information technology companies may have limited product lines, markets or financial resources. Information technology companies are affected by worldwide technological developments and their products and services may quickly become outdated. Given these risks, an investment in the Fund may be more suitable for long-term investors, who are willing to withstand the Fund’s potential for volatility.

Small-Cap Company Risk – Investing in small-cap companies may involve greater risk than investing in large- or mid-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than mid- and large-cap companies. In addition, small-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Micro-Cap Company Risk – Investing in micro-cap companies may involve greater risk than investing in companies with larger capitalization due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than companies with larger capitalization. In addition, micro-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. These risks are enhanced for micro-cap securities. Many micro-cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. As any size of trade can have a large percentage impact on the price of a micro-cap stock, the Fund will be more susceptible to sudden and significant losses. In addition, micro-cap company stocks will also be bought and sold less often than other stocks, making them less liquid than other securities.

Money Market Funds Risk – An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

Foreign Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs carry similar risks.

American Depositary Receipts – Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Cybersecurity Risk – With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

PERFORMANCE
The performance information provides some indication of the risks of investing in the Emerging Opportunities Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of an additional index of a Lipper peer group (a group of mutual funds with investment objectives similar to that of the Fund). The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

Investor Class(1) Annual Total Return as of December 31 of Each Year

(1)
The returns shown in the bar chart are for Investor Class shares of the Fund. Institutional Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Calendar Year-to-Date Return – Investor Class (through March 31, 2019) = 16.88% Best Quarter: June 30, 2009 = 34.09% Worst Quarter: September 30, 2011 = -19.73%
Average Annual Total Returns for the periods ended December 31, 2018
Average Annual Total Returns - Buffalo Emerging Opportunities Fund	Label	1 Year	5 Years	10 Years
Morningstar US Small Growth Index (reflects no deduction for fees, expenses or taxes)	Morningstar US Small Growth Index (reflects no deduction for fees, expenses or taxes)	(5.67%)	5.53%	13.89%
Lipper Small-Cap Growth Funds Index® (reflects no deduction for taxes)	Lipper Small-Cap Growth Funds Index® (reflects no deduction for taxes)	(9.31%)	5.13%	13.52%
Investor Class	Return Before Taxes	(3.95%)	2.62%	16.61%
Investor Class | After Taxes on Distributions	Return After Taxes on Distributions	(7.36%)	(0.48%)	14.83%
Investor Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(0.78%)	1.31%	13.75%

The Lipper Small-Cap Growth Funds Index® is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Small-Cap classification.

Returns are shown for Investor Class shares only and will vary for Institutional Class shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own the Emerging Opportunities Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or a 401(k) plan. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Buffalo Flexible Income Fund
BUFFALO FLEXIBLE INCOME FUND
INVESTMENT OBJECTIVES
The investment objective of the Buffalo Flexible Income Fund (“Flexible Income Fund” or the “Fund”) is the generation of high current income and, as a secondary objective, the long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - USD ($)	Investor Class	Institutional Class
Shareholder Fee, Other | Buffalo Flexible Income Fund	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Buffalo Flexible Income Fund	Investor Class	Institutional Class
Management Fees (as a percentage of Assets)	0.85%	0.85%
Component1 Other Expenses	0.15%	none
Other Expenses (as a percentage of Assets):	0.01%	0.01%
Acquired Fund Fees and Expenses	1.01%	0.86%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Buffalo Flexible Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	103	322	558	1,236
Institutional Class	88	274	477	1,061

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its investment objectives, the Flexible Income Fund invests in both debt and equity securities. Debt securities can include government notes and bonds, mortgage and asset backed securities, bank debt, convertible debt securities, fixed and floating rate corporate debt securities, both rated and unrated, and higher-yielding, higher-risk debt securities rated below investment grade by the major rating agencies (or in similar unrated securities), commonly known as “junk bonds.” Equity securities can include common stocks, preferred stocks, rights, warrants and convertible preferred stocks. With respect to its investments in equity securities, the Flexible Income Fund may invest in companies in any sector and of any size of market capitalization; provided, however, that the Advisor believes that an investment in the company’s securities is consistent with the Fund’s investment objectives. The Fund may invest up to 20% of its net assets in sponsored or unsponsored ADRs and securities of foreign companies that are traded on U.S. stock exchanges and U.S. over-the-counter markets.

The allocation of assets invested in each type of security is designed to balance income and long-term capital appreciation with reduced volatility of returns. The Flexible Income Fund expects to change its allocation mix over time based on the Advisor’s view of economic conditions and underlying security values. The Fund maintains a flexible investment policy which allows it to invest in debt securities with varying maturities. However, it is anticipated that the dollar-weighted average maturity of debt securities that the Fund purchases will not exceed 15 years.

With respect to debt securities, the Advisor performs extensive fundamental investment research to identify investment opportunities for the Flexible Income Fund. When evaluating investments and the credit quality of rated and unrated securities, the Advisor looks at a number of past, present and estimated future factors, including: (1) financial strength of the issuer; (2) cash flow; (3) management; (4) borrowing requirements; (5) sensitivity to changes in interest rates and business conditions; and (6) relative value. The Flexible Income Fund relies on the Advisor to undertake a careful analysis to determine the creditworthiness of the issuers of rated debt (on debt ratings by Moody’s Investors Service, Inc., (“Moody’s) or S&P Global Ratings, (“S&P”)), as well as the issuers of debt not rated by Moody’s or S&P. The Fund will not purchase a debt security that is rated less than Caa/CCC by Moody’s or S&P, respectively, and will only purchase an unrated debt security if the Advisor believes that the security is of at least B quality, subject to a limitation that the Fund may not hold more than 20% of its net assets in debt securities that are rated less than B or that are unrated debt securities of similar quality, based on the Advisor’s fundamental analysis of the issuer and of rated bonds issued by similar issuers. The Fund has no limitations on principal, interest or reset terms on debt securities held in the Fund.

With respect to equity securities, the Advisor emphasizes dividend-paying stocks that over time have exhibited consistent growth of dividends. The Advisor may sell the Flexible Income Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

PRINCIPAL RISKS
The Flexible Income Fund cannot guarantee that it will achieve its investment objectives. As with any mutual fund, the value of the Flexible Income Fund’s investments may fluctuate. If the value of the Flexible Income Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money. The risks associated with the Flexible Income Fund’s principal investment strategies are:

Market Risk – The value of the Flexible Income Fund’s shares will fluctuate as a result of the movement of the overall stock market and/or bond market or of the value of the individual securities held by the Flexible Income Fund, and you could lose money. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.

Management Risk – Management risk means that your investment in the Flexible Income Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.

Equity Market Risk – Equity securities held by the Flexible Income Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, decisions by management or other factors.

Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Preferred Stocks. Convertible securities are fixed-income securities which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible preferred stock performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible preferred stock falls.

Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful smaller companies during periods of economic expansion.

Mid-Cap Company Risk – Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than large-cap companies. In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Small-Cap Company Risk – Investing in small-cap companies may involve greater risk than investing in large- or mid-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than mid- and large-cap companies. In addition, small-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Foreign Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs carry similar risks.

American Depositary Receipts – Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Convertible Debt Securities Risk – Convertible debt securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality. The value of a convertible debt security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the company and other factors also may have an effect on a convertible debt security’s investment value.

Debt Securities Risk – Interest rates may go up resulting in a decrease in the value of the debt securities held by the Fund. As of the date of this prospectus, interest rates are near historic lows, but may rise significantly or rapidly in the future, potentially resulting in significant losses to the Fund. Investments in debt securities include credit risk, which is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

High Yield Risk – The Flexible Income Fund invests in higher-yielding, high-risk bonds commonly known as junk bonds. These lower-rated bonds have a greater degree of default risk. Lower-rated securities may be issued by companies that are restructuring, are smaller and less credit worthy or are highly indebted, and tend to be less liquid and react more poorly to adverse economic and political changes, unfavorable investor perceptions and negative corporate developments.

Money Market Funds Risk – An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

Cybersecurity Risk – With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

PERFORMANCE
The performance information provides some indication of the risks of investing in the Flexible Income Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of an additional index of a Lipper peer group (a group of mutual funds with investment objectives similar to that of the Fund). The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

Investor Class(1) Annual Total Return as of December 31 of Each Year

(1)
The returns shown in the bar chart are for Investor Class shares of the Fund. Institutional Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Calendar Year-to-Date Return – Investor Class (through March 31, 2019) = 11.84% Best Quarter: June 30, 2009 = 14.04% Worst Quarter: December 31, 2018 = -11.74%
Average Annual Total Returns for the periods ended December 31, 2018
Average Annual Total Returns - Buffalo Flexible Income Fund	Label	1 Year	5 Years	10 Years
60% Morningstar US Large Cap Index/40% ICE BofAML US High Yield Index (reflects no deduction for fees, expenses or taxes)	60% Morningstar US Large Cap Index/40% ICE BofAML US High Yield Index (reflects no deduction for fees, expenses or taxes)	(2.80%)	6.86%	12.27%
Lipper Mixed-Asset Target Allocation Moderate Funds Index® (reflects no deduction for taxes)	Lipper Mixed-Asset Target Allocation Moderate Funds Index® (reflects no deduction for taxes)	(5.17%)	3.85%	8.02%
Investor Class	Return Before Taxes	(7.00%)	3.28%	9.27%
Investor Class | After Taxes on Distributions	Return After Taxes on Distributions	(8.22%)	2.24%	8.27%
Investor Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(3.20%)	2.47%	7.42%

The Lipper Mixed-Asset Target Allocation Moderate Funds Index® is an unmanaged index considered representative of mixed-asset target allocation moderate funds tracked by Lipper.

Returns are shown for Investor Class shares only and will vary for Institutional Class shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own the Flexible Income Fund in a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Buffalo Growth Fund
BUFFALO GROWTH FUND
INVESTMENT OBJECTIVE
The investment objective of the Buffalo Growth Fund (“Growth Fund” or the “Fund”) is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - USD ($)	Investor Class	Institutional Class
Shareholder Fee, Other | Buffalo Growth Fund	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Buffalo Growth Fund	Investor Class	Institutional Class
Management Fees (as a percentage of Assets)	0.75%	0.75%
Component1 Other Expenses	0.15%	none
Other Expenses (as a percentage of Assets):	0.01%	0.01%
Acquired Fund Fees and Expenses	0.01%	0.01%
Expenses (as a percentage of Assets)	0.92%	0.77%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Buffalo Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	94	293	509	1,131
Institutional Class	79	246	428	954

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Growth Fund invests in common stocks and other equity securities, including preferred stock, convertible securities, warrants and rights, with a goal of maintaining at least 75% of the Fund’s portfolio in companies with market capitalizations greater than the median of the Morningstar US Growth Index or $5 billion, whichever is lower. The capitalization of the Morningstar US Growth Index changes due to market conditions and changes with the composition of the index. As of March 31, 2019, the median market capitalization of companies in the Morningstar US Growth Index was approximately $5.906 billion. With respect to the remaining 25% of the equity weighting of the Fund’s portfolio, the Fund may invest in companies of any size, including, but not limited to, those with market capitalizations less than the lower of the median of the Morningstar US Growth Index or $5 billion. In addition to the Fund’s investments in domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored ADRs and securities of foreign companies that are traded on U.S. stock exchanges. The Fund may invest in companies in any sector. The Fund may have significant investments in the information technology sector.

The Advisor seeks to identify companies for the Growth Fund’s portfolio that are expected to experience growth based on the identification of long-term, measurable secular trends, and which, as a result, the Advisor believes may have potential revenue growth in excess of the gross domestic product growth rate. Companies are screened using in-depth, in-house research to identify those which the Advisor believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages. The Advisor may sell the Growth Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities

PRINCIPAL RISKS
The Growth Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund, the value of the Growth Fund’s investments may fluctuate. If the value of the Growth Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money. The risks associated with the principal investment strategies of the Growth Fund are:

Market Risk – The value of the Growth Fund’s shares will fluctuate as a result of the movement of the overall stock market and/or bond market of the value of the individual securities held by the Growth Fund, and you could lose money. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.

Management Risk – Management risk means that your investment in the Growth Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.

Equity Market Risk – Equity securities held by the Growth Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, decisions by management or related factors.

Common Stocks. Common Stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of a Fund’s entire investment therein).

Rights. The purchase of rights involves the risk that a fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Information Technology Company Risk – Information technology companies often face unusually high price volatility, both in terms of gains and losses. To the extent that the Fund makes investments in such companies, its share price is likely to be more volatile. The potential for wide variations in performance is based on special risks common to information technology companies. Information technology companies may have limited product lines, markets or financial resources. Information technology companies are affected by worldwide technological developments and their products and services may quickly become outdated. Given these risks, an investment in the Fund may be more suitable for long-term investors, who are willing to withstand the Fund’s potential for volatility.

Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Mid-Cap Company Risk – Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than large-cap companies. In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Small-Cap Company Risk – Investing in small-cap companies may involve greater risk than investing in large- or mid-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than mid- and large-cap companies. In addition, small-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Micro-Cap Company Risk – Investing in micro-cap companies may involve greater risk than investing in companies with larger capitalization due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than companies with larger capitalization. In addition, micro-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Money Market Funds Risk – An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

Foreign Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs carry similar risks.

American Depositary Receipts – Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Cybersecurity Risk – With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

PERFORMANCE
The performance information provides some indication of the risks of investing in the Growth Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of an additional index of a Lipper peer group (a group of mutual funds with investment objectives similar to that of the Fund). The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

Investor Class(1) Annual Total Return as of December 31 of Each Year

(1)
The returns shown in the bar chart are for Investor Class shares of the Fund. Institutional Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Calendar Year-to-Date Return – Investor Class (through March 31, 2019) = 15.30% Best Quarter: June 30, 2009 = 20.57% Worst Quarter: September 30, 2011 = -16.04%
Average Annual Total Returns for the periods ended December 31, 2018
Average Annual Total Returns - Buffalo Growth Fund	Label	1 Year	5 Years	10 Years
Morningstar US Growth Index (reflects no deduction for taxes)	Morningstar US Growth Index (reflects no deduction for taxes)	0.78%	9.87%	15.50%
Lipper Large Cap Growth Funds Index® (reflects no deduction for taxes)		(0.47%)	8.98%	14.09%
Lipper Large-Cap Growth Funds Index® (reflects no deduction for taxes)	Lipper Large-Cap Growth Funds Index® (reflects no deduction for taxes)
Investor Class	Return Before Taxes	0.51%	7.66%	13.67%
Investor Class | After Taxes on Distributions	Return After Taxes on Distributions	(5.62%)	3.75%	11.34%
Investor Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.72%	5.72%	11.27%

The Lipper Large-Cap Growth Funds Index® is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Large-Cap classification.

Returns are shown for Investor Class shares only and will vary for Institutional Class shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own the Growth Fund in a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Buffalo High Yield Fund
BUFFALO HIGH YIELD FUND
INVESTMENT OBJECTIVE
The investment objective of the Buffalo High Yield Fund (“High Yield Fund” or the “Fund”) is current income, with long-term growth of capital as a secondary objective.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - USD ($)	Investor Class	Institutional Class
Shareholder Fee, Other | Buffalo High Yield Fund	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Buffalo High Yield Fund	Investor Class	Institutional Class
Management Fees (as a percentage of Assets)	0.85%	0.85%
Component1 Other Expenses	0.15%	none
Other Expenses (as a percentage of Assets):	0.02%	0.02%
Expenses (as a percentage of Assets)	1.02%	0.87%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Buffalo High Yield Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	104	325	563	1,248
Institutional Class	89	278	482	1,073

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The High Yield Fund normally invests at least 80% of its net assets in higher-yielding, higher-risk debt securities rated below investment grade by the major rating agencies (or in similar unrated securities), commonly known as “junk bonds”. Debt securities can include fixed and floating rate bonds as well as bank debt and convertible debt securities. While the Fund maintains flexibility to invest in bonds of varying maturities, the Fund generally holds bonds with intermediate-term maturities. With respect to the remaining 20% of the Fund’s net assets, the High Yield Fund may invest in securities such as investment grade debt securities, U.S. Treasury Securities (typically with maturities of 60 days or less), money market funds, and equity investments, including dividend paying stocks and convertible preferred stocks. The Fund may invest up to 20% of its net assets in sponsored or unsponsored ADRs and securities of foreign companies that are traded on U.S. stock exchanges and U.S. over-the-counter markets. The Fund may invest in companies in any sector.

The Fund maintains a flexible investment policy which allows it to invest in debt securities with varying maturities. However, it is anticipated that the dollar-weighted average maturity of debt securities that the Fund purchases will not exceed 15 years and that the average maturity of all securities that the Fund holds at any given time will be 10 years or less. The lowest rated debt security that the Fund will hold is D quality (defaulted securities). Although the Fund will not purchase D quality debt securities, the Fund may continue to hold these securities and will sell them at the Advisor’s discretion. The Fund has no limitation on principal, interest or reset terms on debt securities held in the Fund.

The Advisor performs extensive fundamental investment research to identify investment opportunities for the Fund. When evaluating investments and the credit quality of rated and unrated securities, the Advisor looks at a number of past, present and estimated future factors, including: (1) financial strength of the issuer; (2) cash flow; (3) management; (4) borrowing requirements; (5) sensitivity to changes in interest rates and business conditions; and (6) relative value. The High Yield Fund relies on the Advisor to undertake a careful analysis to determine the creditworthiness of the issuers of rated debt (on debt ratings by Moody’s or S&P), as well as the issuers of debt not rated by Moody’s or S&P. The Advisor may sell the High Yield Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

PRINCIPAL RISKS
The High Yield Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund, the value of the High Yield Fund’s investments may fluctuate. If the value of the High Yield Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money. The risks associated with the High Yield Fund’s principal investment strategies are:

High Yield Risk – The High Yield Fund invests in higher-yielding, high-risk bonds commonly known as junk bonds. These lower-rated bonds have a greater degree of default risk. Lower-rated securities may be issued by companies that are restructuring, are smaller and less credit worthy or are highly indebted, and tend to be less liquid and react more poorly to adverse economic and political changes, unfavorable investor perceptions and negative corporate developments.

Market Risk – The value of the High Yield Fund’s shares will fluctuate as a result of the movement of the overall stock or credit markets or of the value of the individual securities held by the High Yield Fund, and you could lose money. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.

Management Risk – Management risk means that your investment in the High Yield Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.

Debt Securities Risk – Interest rates may go up resulting in a decrease in the value of the debt securities held by the Fund. As of the date of this prospectus, interest rates are near historic lows, but may rise significantly or rapidly in the future, potentially resulting in significant losses to the Fund. Investments in debt securities include credit risk, which is the risk that an issuer will not make timely payments of principal and interest. There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.

Bank Loan Risk - The High Yield Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which banks or other financial intermediaries make to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price could be adversely affected. The High Yield Fund may invest in loan participations that are rated by a nationally recognized statistical rating organization or are unrated, and may invest in loan participations of any credit quality, including loans to “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested. In addition, certain bank loans in which the Fund may invest may be illiquid and, therefore, difficult to value and/or sell at a price that is beneficial to the Fund.

U.S. Government Obligations Risk – The Fund may invest in securities issued, sponsored or guaranteed by the U.S. government, its agencies and instrumentalities. However, no assurance can be given that the U.S. government will provide financial support to U.S. government-sponsored agencies or instrumentalities where it is not obligated to do so by law.

U.S. Treasury Securities Risk – A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

Money Market Funds Risk – An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the High Yield Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

Common Stock Risk – Common Stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Preferred Stock Risk – Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management or related factors. Preferred stock, specifically, is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities Risk – Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the company and other factors also may have an effect on a convertible security’s investment value.

Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Foreign Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs carry similar risks.

American Depositary Receipts – Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Cybersecurity Risk – With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

PERFORMANCE
The performance information provides some indication of the risks of investing in the High Yield Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of an additional index of a Lipper peer group (a group of mutual funds with investment objectives similar to that of the Fund). The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

Investor Class(1) Annual Total Return as of December 31 of Each Year

(1)
The returns shown in the bar chart are for Investor Class shares of the Fund. Institutional Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Calendar Year-to-Date Return – Investor Class (through March 31, 2019) = 5.28% Best Quarter: June 30, 2009 = 16.98% Worst Quarter: September 30, 2011 = -4.88%
Average Annual Total Returns for the periods ended December 31, 2018
Average Annual Total Returns - Buffalo High Yield Fund	Label	1 Year	5 Years	10 Years
ICE BofAML U.S. High Yield Index® (reflects no deduction for fees, expenses or taxes)	ICE BofAML U.S. High Yield Index® (reflects no deduction for fees, expenses or taxes)	(2.26%)	3.81%	10.89%
Lipper High Yield Bond Funds Index® (reflects no deduction for taxes)	Lipper High Yield Bond Funds Index® (reflects no deduction for taxes)	(2.98%)	3.05%	9.82%
Investor Class	Return Before Taxes	(2.26%)	2.78%	8.78%
Investor Class | After Taxes on Distributions	Return After Taxes on Distributions	(4.14%)	0.75%	6.59%
Investor Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(1.25%)	1.34%	6.20%

The Lipper High Yield Bond Funds Index® is a widely recognized index of the 30 largest mutual funds that invest primarily in high yield bonds.

Returns are shown for Investor Class shares only and will vary for Institutional Class shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own the High Yield Fund in a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Buffalo International Fund
BUFFALO INTERNATIONAL FUND
INVESTMENT OBJECTIVE
The investment objective of the Buffalo International Fund (“International Fund” or the “Fund”) is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - USD ($)	Investor Class	Institutional Class
Shareholder Fee, Other | Buffalo International Fund	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Buffalo International Fund	Investor Class	Institutional Class
Management Fees (as a percentage of Assets)	0.85%	0.85%
Component1 Other Expenses	0.15%	none
Other Expenses (as a percentage of Assets):	0.04%	0.04%
Acquired Fund Fees and Expenses	0.02%	0.02%
Expenses (as a percentage of Assets)	1.06%	0.91%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Buffalo International Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	108	337	585	1,294
Institutional Class	93	290	504	1,120

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The International Fund invests primarily in equity securities of established companies that are economically tied to various countries throughout the world (excluding the U.S.). The Fund may invest directly or indirectly in foreign securities or foreign currencies of both developed and developing countries. For purposes of the International Fund’s investments, “foreign securities” means those securities issued by companies:

•	that are organized under the laws of, or with a principal office in, a country other than the U.S. and issue securities for which the principal trading market is in a country other than the U.S.; or

•
that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services provided in a country other than the U.S., or have at least 50% of their assets in a country other than the U.S.

Under normal circumstances, the International Fund does not expect its investments in emerging markets to exceed 35% of its net assets. Equity securities in which the International Fund will invest include common stocks, preferred stocks, convertible securities, warrants, rights and depositary receipts. The Fund’s investments in depositary receipts may include sponsored or unsponsored ADRs, European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”). The International Fund may invest in securities of companies of any size and in any sector.

In selecting securities for the International Fund, the Advisor uses a bottom-up approach in choosing investments. The Advisor seeks to identify companies for the International Fund’s portfolio that are expected to experience growth based on the identification of long-term, measurable industry, technological, global or other trends. Companies are screened using in-depth, in-house research to identify those which the Advisor believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages. In making portfolio selections for the International Fund, the Advisor will also consider the economic, political and market conditions of the various countries in which the Fund may invest. The Advisor may sell the International Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

PRINCIPAL RISKS
The International Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund, the value of the Fund’s investments may fluctuate. If the value of the International Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money. The risks associated with the International Fund’s principal investment strategies are:

Market Risk – The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.

Management Risk – Management risk means that your investment in the Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.

Equity Market Risk – Equity securities held by the International Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management or related factors.

Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

Mid-Cap Company Risk – Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than large-cap companies. In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Small-Cap Company Risk – Investing in small-cap companies may involve greater risk than investing in large- or mid-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than mid- and large-cap companies. In addition, small-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Money Market Funds Risk – An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

Foreign Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs, EDRs and GDRs carry similar risks.

American Depositary Receipts – Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Emerging Markets Risk – Emerging markets are markets of countries, such as China, the Philippines and India, in the initial stages of industrialization and that generally have low per capita income. In addition to the risks of foreign securities in general, emerging markets are generally more volatile, have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than more developed countries. Emerging markets securities or companies may be subject to the risk of nationalization or may be subject to the control of the country in which such companies are domiciled. Additionally, the Fund may have investments in companies located in China.  Risks associated with investments in China include risks related to governmental policies and risks to the economy from trade or political disputes with China’s trading partners.

Currency Risk – When the International Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars, which carries the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings and your investment. China and other countries may adopt economic policies and/or currency exchange controls that affect its currency valuations in a disadvantageous manner for U.S. investors and companies and restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could place the International Fund’s assets at risk of total loss.

Convertible Securities Risk – Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the company and other factors also may have an effect on a convertible security’s investment value.

Cybersecurity Risk – With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

PERFORMANCE
The performance information provides some indication of the risks of investing in the International Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of an additional index of a Lipper peer group (a group of mutual funds with investment objectives similar to that of the Fund). The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

Investor Class(1) Annual Total Return as of December 31 of Each Year

(1)
The returns shown in the bar chart are for Investor Class shares of the Fund. Institutional Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Calendar Year-to-Date Return – Investor Class (through March 31, 2019) = 11.23% Best Quarter: June 30, 2009 = 31.64% Worst Quarter: September 30, 2011 = -21.53%
Average Annual Total Returns for the periods ended December 31, 2018
Average Annual Total Returns - Buffalo International Fund	Label	1 Year	5 Years	10 Years
Morningstar Global Markets ex-US Index (reflects no deduction for fees, expenses or taxes)	Morningstar Global Markets ex-US Index (reflects no deduction for fees, expenses or taxes)	(14.17%)	1.37%	7.37%
Lipper International Funds Index® (reflects no deduction for taxes)	Lipper International Funds Index® (reflects no deduction for taxes)	(14.94%)	0.70%	6.80%
Investor Class	Return Before Taxes	(8.85%)	3.48%	9.23%
Investor Class | After Taxes on Distributions	Return After Taxes on Distributions	(9.17%)	3.40%	9.22%
Investor Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(4.68%)	2.84%	7.76%

The Lipper International Funds Index® measures the performance of the 30 largest mutual funds in the international equity fund objective, as determined by Lipper, Inc.

Returns are shown for Investor Class shares only and will vary for Institutional Class shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own the International Fund in a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Buffalo Large Cap Fund
BUFFALO LARGE CAP FUND
INVESTMENT OBJECTIVE
The investment objective of the Buffalo Large Cap Fund (“Large Cap Fund” or the “Fund”) is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - USD ($)	Investor Class	Institutional Class
Shareholder Fee, Other | Buffalo Large Cap Fund	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Buffalo Large Cap Fund	Investor Class	Institutional Class
Management Fees (as a percentage of Assets)	0.75%	0.75%
Component1 Other Expenses	0.15%	none
Other Expenses (as a percentage of Assets):	0.03%	0.03%
Acquired Fund Fees and Expenses	0.01%	0.01%
Expenses (as a percentage of Assets)	0.94%	0.79%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Buffalo Large Cap Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	96	300	520	1,155
Institutional Class	81	252	439	978

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Large Cap Fund normally invests at least 80% of its net assets in equity securities, consisting of common stocks, preferred stocks, convertible securities, warrants and rights of large capitalization (“large-cap”) companies. The Large Cap Fund considers a company to be a large-cap company if, at time of purchase by the Fund, it has a market capitalization greater than or equal to the lesser of (1) $10 billion, or (2) the median market capitalization of companies in the Morningstar US Large Growth Index. The capitalization of the Morningstar US Large Growth Index changes due to market conditions and changes with the composition of the Morningstar US Large Growth Index. As of March 31, 2019, the median market capitalization of companies in the Morningstar US Large Growth Index was approximately $50.791 billion. In addition to the Fund’s investments in domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored ADRs and securities of foreign companies that are traded on U.S. stock exchanges. The Fund may invest in companies in any sector.

The Advisor seeks to identify companies for the Large Cap Fund’s portfolio that are expected to experience growth based on the identification of long-term, measurable secular trends, and which, as a result, the Advisor believes may have potential revenue growth in excess of the gross domestic product growth rate. Companies are screened using in-depth, in-house research to identify those which the Advisor believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages. The Advisor may sell the Large Cap Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

PRINCIPAL RISKS
The Large Cap Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund, the value of the Large Cap Fund’s investments may fluctuate. If the value of the Large Cap Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money. The risks associated with the Large Cap Fund’s principal investment strategies are:

Market Risk – The value of the Large Cap Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Large Cap Fund, and you could lose money. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.

Management Risk – Management risk means that your investment in the Large Cap Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.

Equity Market Risk – Equity securities held by the Large Cap Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management or related factors.

Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful smaller companies during periods of economic expansion.

Mid-Cap Company Risk – Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than large-cap companies. In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Small-Cap Company Risk – Investing in small-cap companies may involve greater risk than investing in large- or mid-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than mid- and large-cap companies. In addition, small-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Money Market Funds Risk – An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

Foreign Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs carry similar risks.

American Depositary Receipts – Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Cybersecurity Risk – With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

PERFORMANCE
The performance information provides some indication of the risks of investing in the Large Cap Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of an additional index of a Lipper peer group (a group of mutual funds with investment objectives similar to that of the Fund). The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

Investor Class(1) Annual Total Return as of December 31 of Each Year

(1)
The returns shown in the bar chart are for Investor Class shares of the Fund. Institutional Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Calendar Year-to-Date Return – Investor Class (through March 31, 2019) = 15.02% Best Quarter: September 30, 2009 = 20.77% Worst Quarter: September 30, 2011 = -18.29%
Average Annual Total Returns for the periods ended December 31, 2018
Average Annual Total Returns - Buffalo Large Cap Fund	Label	1 Year	5 Years	10 Years
Morningstar US Large Growth Index (reflects no deduction for fees, expenses or taxes)	Morningstar US Large Growth Index (reflects no deduction for fees, expenses or taxes)	2.94%	11.10%	15.92%
Lipper Large-Cap Growth Funds Index® (reflects no deduction for taxes)	Lipper Large-Cap Growth Funds Index® (reflects no deduction for taxes)	(0.47%)	8.98%	14.09%
Investor Class	Return Before Taxes	(1.63%)	9.67%	14.92%
Investor Class | After Taxes on Distributions	Return After Taxes on Distributions	(2.99%)	7.88%	13.46%
Investor Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(0.06%)	7.27%	12.30%

The Lipper Large-Cap Growth Funds Index® is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Large-Cap classification.

Returns are shown for Investor Class shares only and will vary for Institutional Class shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own the Large Cap Fund in a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Buffalo Mid Cap Fund
BUFFALO MID CAP FUND
INVESTMENT OBJECTIVE
The investment objective of the Buffalo Mid Cap Fund (“Mid Cap Fund” or the “Fund”) is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - USD ($)	Investor Class	Institutional Class
Shareholder Fee, Other | Buffalo Mid Cap Fund	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Buffalo Mid Cap Fund	Investor Class	Institutional Class
Management Fees (as a percentage of Assets)	0.85%	0.85%
Component1 Other Expenses	0.15%	none
Other Expenses (as a percentage of Assets):	0.02%	0.02%
Expenses (as a percentage of Assets)	1.02%	0.87%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Buffalo Mid Cap Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	104	325	563	1,248
Institutional Class	89	278	482	1,073

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Mid Cap Fund normally invests at least 80% of its net assets in equity securities, consisting of common stocks, preferred stocks, convertible preferred stocks, warrants and rights of medium capitalization (“mid-cap”) companies. The Mid Cap Fund defines mid-cap companies as those companies, at the time of purchase, with market capitalizations within the range of the Morningstar US Mid Growth Index. As of March 31, 2019 the range of market capitalizations of the Morningstar US Mid Growth Index was $2.429 billion to $42.491 billion. In addition to the Fund’s investments in domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored ADRs and securities of foreign companies that are traded on U.S. stock exchanges. The Fund may invest in companies in any sector.

The Advisor seeks to identify companies for the Mid Cap Fund’s portfolio that are expected to experience growth based on the identification of long-term, measurable secular trends, and which, as a result, the Advisor believes may have potential revenue growth in excess of the gross domestic product growth rate. Companies are screened using in-depth, in-house research to identify those which the Advisor believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages. The Advisor may sell the Mid Cap Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

PRINCIPAL RISKS
The Mid Cap Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund, the value of the Mid Cap Fund’s investments may fluctuate. If the value of the Mid Cap Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money. The risks associated with the Mid Cap Fund’s principal investment strategies are:

Market Risk – The value of the Mid Cap Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Mid Cap Fund, and you could lose money. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.

Management Risk – Management risk means that your investment in the Mid Cap Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.

Equity Market Risk – Equity securities held by the Mid Cap Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management or related factors.

Common Stocks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Mid-Cap Company Risk – Investing in mid-cap companies may involve greater risk than investing in large-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than large-cap companies. In addition, mid-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Money Market Funds Risk – An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

Foreign Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs carry similar risks.

American Depositary Receipts – Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Cybersecurity Risk – With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

PERFORMANCE
The performance information provides some indication of the risks of investing in the Mid Cap Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of an additional index of a Lipper peer group (a group of mutual funds with investment objectives similar to that of the Fund). The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

Investor Class(1) Annual Total Return as of December 31 of Each Year

(1)
The returns shown in the bar chart are for Investor Class shares of the Fund. Institutional Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Calendar Year-to-Date Return – Investor Class (through March 31, 2019) = 20.20% Best Quarter: June 30, 2009 = 19.31% Worst Quarter: September 30, 2011 = -19.08%
Average Annual Total Returns for the periods ended December 31, 2018
Average Annual Total Returns - Buffalo Mid Cap Fund	Label	1 Year	5 Years	10 Years
Morningstar US Mid Growth Index (reflects no deduction for fees, expenses or taxes)	Morningstar US Mid Growth Index (reflects no deduction for fees, expenses or taxes)	(3.16%)	7.15%	14.54%
Lipper Mid-Cap Growth Funds Index® (reflects no deduction for taxes)	Lipper Mid-Cap Growth Funds Index® (reflects no deduction for taxes)	(3.53%)	6.64%	13.74%
Investor Class	Return Before Taxes	(7.30%)	3.28%	11.67%
Investor Class | After Taxes on Distributions	Return After Taxes on Distributions	(8.24%)	0.39%	9.60%
Investor Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(3.64%)	2.36%	9.60%

The Lipper Mid-Cap Growth Funds Index® is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Mid-Cap classification.

Returns are shown for Investor Class shares only and will vary for Institutional Class shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own the Mid Cap Fund in a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Buffalo Small Cap Fund
BUFFALO SMALL CAP FUND
INVESTMENT OBJECTIVE
The investment objective of the Buffalo Small Cap Fund (“Small Cap Fund” or the “Fund”) is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - USD ($)	Investor Class	Institutional Class
Shareholder Fee, Other | Buffalo Small Cap Fund	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Buffalo Small Cap Fund	Investor Class	Institutional Class
Management Fees (as a percentage of Assets)	0.85%	0.85%
Component1 Other Expenses	0.15%	none
Other Expenses (as a percentage of Assets):	0.01%	0.01%
Expenses (as a percentage of Assets)	1.01%	0.86%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Buffalo Small Cap Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Investor Class	103	322	558	1,236
Institutional Class	88	274	477	1,061

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Small Cap Fund normally invests at least 80% of its net assets in equity securities, consisting of common stocks, preferred stocks, convertible preferred stocks, warrants and rights of small capitalization (“small-cap”) companies. The Small Cap Fund defines small-cap companies as those companies, at the time of purchase, with market capitalizations within the range of the Morningstar US Small Growth Index. As of March 31, 2019 the range of market capitalizations of the Morningstar US Small Growth Index was $433 million to $15.759 billion. In addition to the Fund’s investments in domestic securities, the Fund may invest up to 20% of its net assets in sponsored or unsponsored ADRs and securities of foreign companies that are traded on U.S. stock exchanges. The Fund may invest in companies in any sector. The Fund may have significant investments in the information technology sector.

The Advisor seeks to identify companies for the Small Cap Fund’s portfolio that are expected to experience growth based on the identification of long-term, measurable secular trends, and which, as a result, the Advisor believes may have potential revenue growth in excess of the gross domestic product growth rate. Companies are screened using in-depth, in-house research to identify those which the Advisor believes have favorable attributes, including attractive valuation, strong management, conservative debt, free cash flow, scalable business models, and competitive advantages. The Advisor may sell the Small-Cap Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities.

PRINCIPAL RISKS
The Small Cap Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund, the value of the Fund’s investments may fluctuate. If the value of the Small Cap Fund’s investments decreases, the value of the Fund’s shares will also decrease and you may lose money. The risks associated with the Small Cap Fund’s principal investment strategies are:

Market Risk – The value of the Small Cap Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Small Cap Fund, and you could lose money. Adverse market events may also lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.

Management Risk – Management risk means that your investment in the Small Cap Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.

Equity Market Risk – Equity securities held by the Small Cap Fund may experience sudden, unpredictable drops in value or long periods of decline in value due to general stock market fluctuations, increases in production costs, decisions by management or related factors.

Common Stocks. Common Stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Common stock is generally subject to greater risk than preferred stocks and debt obligations because holders of common stock generally have inferior rights to receive payments from issuers in comparison with the rights of the holders of other securities, bondholders and other creditors.

Preferred Stock. Preferred stock is subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

Convertible Securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

Warrants. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Rights. The purchase of rights involves the risk that the Fund could lose the purchase value of a right if the right is not exercised prior to its expiration. Also, the purchase of rights involves the risk that the effective price paid for the right added to the subscription price of the related security may exceed the value of the subscribed security’s market price.

Sector Risk – Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Information Technology Company Risk – Information technology companies often face unusually high price volatility, both in terms of gains and losses. To the extent that the Fund makes investments in such companies, its share price is likely to be more volatile. The potential for wide variations in performance is based on special risks common to information technology companies. Information technology companies may have limited product lines, markets or financial resources. Information technology companies are affected by worldwide technological developments and their products and services may quickly become outdated. Given these risks, an investment in the Fund may be more suitable for long-term investors, who are willing to withstand the Fund’s potential for volatility.

Small-Cap Company Risk – Investing in small-cap companies may involve greater risk than investing in large- or mid-cap companies due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than mid- and large-cap companies. In addition, small-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Micro-Cap Company Risk – Investing in micro-cap companies may involve greater risk than investing in companies with larger capitalization due to less management experience, fewer financial resources, less product diversification and fewer competitive strengths. Therefore, such securities may be more volatile and less liquid than companies with larger capitalization. In addition, micro-cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. These risks are enhanced for micro-cap securities. Many micro-cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. As any size of trade can have a large percentage impact on the price of a micro-cap stock, the Fund will be more susceptible to sudden and significant losses. In addition, micro-cap company stocks will also be bought and sold less often than other stocks, making them less liquid than other securities.

Money Market Funds Risk – An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

Foreign Risk – Investing in securities of foreign corporations involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be subject to foreign withholding taxes, may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs carry similar risks.

American Depositary Receipts – Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer. For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs. Unsponsored ADRs are also not obligated to pass through voting rights to the Fund. Investing in foreign companies, even indirectly through ADRs, may involve the same inherent risks as investing in securities of foreign issuers, as described above.

Cybersecurity Risk – With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

PERFORMANCE
The performance information provides some indication of the risks of investing in the Small Cap Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years compare with those of a broad measure of market performance and the returns of an additional index of a Lipper peer group (a group of mutual funds with investment objectives similar to that of the Fund). The performance information, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at http://www.buffalofunds.com/performance.html, or by calling the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

Investor Class(1) Annual Total Return as of December 31 of Each Year

(1)
The returns shown in the bar chart are for Investor Class shares of the Fund. Institutional Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

Calendar Year-to-Date Return – Investor Class (through March 31, 2019) =21.83% Best Quarter: June 30, 2009 = 20.60% Worst Quarter: December 31, 2018 = -24.60%
Average Annual Total Returns for the periods ended December 31, 2018
Average Annual Total Returns - Buffalo Small Cap Fund	Label	1 Year	5 Years	10 Years
Morningstar US Small Growth Index (reflects no deduction for fees, expenses or taxes)	Morningstar US Small Growth Index (reflects no deduction for fees, expenses or taxes)	(5.67%)	5.53%	13.89%
Lipper Small-Cap Growth Funds Index® (reflects no deduction for taxes)	Lipper Small-Cap Growth Funds Index® (reflects no deduction for taxes)	(3.93%)	5.51%	13.55%
Investor Class	Return Before Taxes	(5.78%)	2.57%	11.61%
Investor Class | After Taxes on Distributions	Return After Taxes on Distributions	(11.07%)	(3.28%)	8.06%
Investor Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	0.39%	1.46%	9.35%

The Lipper Small-Cap Growth Funds Index® is an unmanaged, equally weighted performance index of the 30 largest qualifying mutual funds (based on net assets) in the Lipper Small-Cap classification.

Returns are shown for Investor Class shares only and will vary for Institutional Class shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown in the table. The after-tax returns shown are not relevant to investors who own the Small Cap Fund in a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.